RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTIES
RELATED PARTIES
As more fully described in Note 4, Note 8 and Note 10, the company has entered into loans, deposits and debenture transactions with related parties. Management believes the transactions entered into with related parties are in the ordinary course of business and are on terms similar to transitions with unaffiliated parties.